Investment in SRM Entertainment, Inc.	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Investment in SRM Entertainment, Inc.

Note 15 – Investment in SRM Entertainment, Inc.

Effective August 14, 2023 the Company spun-off 52% of SRM Entertainment Ltd (“SRM Ltd”) formerly a wholly-owned subsidiary, into a public company in exchange for shares of SRM Entertainment Inc. (“SRM Inc”) common stock. The fair value of the 4,109,166 shares of common stock SRM Inc. received was $1,521,025. As a result, the Company no longer consolidates SRM Ltd in its financial statements and uses the equity method of accounting for its ownership in SRM Inc. The Company recorded $864,418 as its share of SRM losses from the date of separation to December 31, 2023.

During the nine months ended September 30, 2024, the Company sold 350,000 shares of its holdings in SRM Inc common stock for $490,000 resulting in a gain of $432,548 and transferred 150,000 shares of SRM Inc’s common stock to a convertible promissory Note Holder valued at $189,000 as consideration for extending the maturity date of the Note. As of September 30, 2024, the Company holds 3,436,005 shares of SRM Inc’s common share.

Summary of Changes to Equity Method Investment

Fair value of Consideration	$1,521,025
Equity in SRM Inc losses	(864,418)
Investment in SRM Inc Balance at December 31, 2023	$657,183

Basis in the 350,000 shares of SRM Inc sold	(58,028)
Equity in SRM Inc losses *	(599,155)
Investment in SRM Inc Balance at September 30, 2024	$-

*	Total portion of SRM Inc’s for the nine months ended September 30, 2024 was $948,989. The Company has a limitation of $599,155 on the amount of losses it can record (balance cannot be less than zero).